PRINCIPAL ACCOUNTING POLICIES - Foreign currencies and land use rights (Details)	12 Months Ended
Dec. 31, 2016 ¥ / $
RMB/USD exchange rate used in translation	0.1440
Minimum
Useful life	3 years
Maximum
Useful life	10 years
Land use rights | Minimum
Useful life	40 years
Land use rights | Maximum
Useful life	50 years